Employee Benefits Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits Expenses [Abstract]
Schedule of Employee benefits expenses	(a)Employee benefits expenses are made up as follow:
	2024	2023	2022
	S/(000)	S/(000)	S/(000)

Wages and salaries	186,293	162,252	165,530
Social contributions	39,241	33,868	32,966
Workers ‘profit sharing, note 12(b)	39,142	34,258	30,972
Legal bonuses	27,205	23,013	20,556
Vacations	23,567	22,226	18,481
Cessation payments	12,513	6,308	4,511
Long-term incentive plan, note 12	7,167	7,632	8,272
Training	2,297	1,332	2,307
Other	1,496	1,143	1,136

	338,921	292,032	284,731

Schedule of Allocation of Employee Benefits Expenses	(b)Employee benefits expenses are allocated as follows:
	2024	2023	2022
	S/(000)	S/(000)	S/(000)

Cost of sales, note 17	158,103	125,318	125,683
Administrative expenses, note 18	136,776	125,072	116,748
Selling and distribution expenses, note 19	43,700	41,642	42,300
Miscellaneous expenses	342	-	-

	338,921	292,032	284,731